EATON VANCE MUTUAL FUNDS TRUST

Two International Place

Boston, MA  02110

Telephone:  (617) 482-8260

Telecopy:  (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the “Registrant”) (1933 Act File No. 002-90946) certifies (a) that the form of prospectus and statement of additional information dated February 1, 2014 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 216 (“Amendment No. 216”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 216 was filed electronically with the U.S. Securities and Exchange Commission (Accession No. 0000940394-14-000137) on January 27, 2014:

Eaton Vance Atlanta Capital Horizon Growth Fund

Eaton Vance AMT-Free Municipal Income Fund

Eaton Vance Build America Bond Fund

EATON VANCE MUTUAL FUNDS TRUST

By:

/s/ Maureen A. Gemma

Maureen A. Gemma, Esq.

Secretary

Date:  February 3, 2014